Income Tax Expense	12 Months Ended
Mar. 31, 2021
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Income Tax Expense
36	INCOME TAX EXPENSE

The detail of income tax expense for the fiscal years ended March 31, 2021, 2020 and 2019 was as follows:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Current tax:
Charge for period (1)	¥207,742	¥203,060	¥173,683
Deferred tax:
Origination and reversal of temporary differences	48,295	(94,773)	17,460
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,635)	(56,519)	(6,837)

Total deferred tax expense (benefit)	43,660	(151,292)	10,623

Total income tax expense	¥251,402	¥51,768	¥184,306

(1)
As a result of the adoption of IFRS 9, the current income tax expense of ¥13,851, ¥12,374 million and ¥103,264 million were recognized directly in equity for the fiscal years ended March 31, 2021, 2020 and 2019, respectively.

The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2021, 2020 and 2019.

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions, except percentages)
Profit before tax	¥956,478	¥282,751	¥831,892
Income tax expense	251,402	51,768	184,306
Effective income tax rate	26.3%	18.3%	22.2%
Effective statutory tax rate in Japan (1)	30.6%	30.6%	30.6%
Non-Japanese earnings	(1.6%)	(4.4%)	(3.0%)
Tax impact of impairment losses of goodwill	1.4%	—	—
Tax impact of share of post-tax profit in associates and joint ventures	(1.2%)	(2.6%)	(1.5%)
Nontaxable dividends received	(0.7%)	(3.3%)	(4.8%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.5%)	(20.0%)	(0.8%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	0.1%	18.9%	1.8%
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	—	(2.4%)	1.0%
Others—net	(1.8%)	1.5%	(1.1%)

Effective income tax rate	26.3%	18.3%	22.2%

(1)
The effective statutory tax rate in Japan for the fiscal year ended March 31, 2021 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, which is payable by corporate entities on taxable profits under the tax laws in Japan. The effective local corporation tax rate and the effective inhabitant tax rate were changed from 1.0% and 3.8%, which were applied to the fiscal years ended March 31, 2020 and 2019.